UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

September 30, 2018 (unaudited)

Description	Shares	Fair Value
Common Stocks | 98.6%
Belgium | 1.1%
Anheuser-Busch InBev SA/NV	22,822	$1,997,361
Brazil | 0.3%
Cielo SA	182,780	554,421
Canada | 4.2%
CAE, Inc.	78,500	1,593,520
Canadian National Railway Co.	36,800	3,302,071
National Bank of Canada	55,100	2,751,907
		7,647,498
China | 1.9%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	8,415	1,386,455
Tencent Holdings, Ltd.	52,700	2,177,681
		3,564,136
Finland | 1.1%
Sampo Oyj, A Shares	39,488	2,043,049
France | 1.6%
Ubisoft Entertainment SA (*)	26,501	2,867,898
Germany | 1.1%
Symrise AG	22,592	2,061,341
Hong Kong | 3.2%
AIA Group, Ltd.	310,600	2,775,127
Hang Seng Bank, Ltd.	112,900	3,049,630
		5,824,757
India | 0.8%
Indiabulls Housing Finance, Ltd. GDR	118,800	1,401,840
Ireland | 0.9%
Shire PLC	26,036	1,570,814
Israel | 1.1%
Israel Discount Bank, Ltd., Class A	619,320	2,063,445
Japan | 6.5%
Daiwa House Industry Co., Ltd.	62,000	1,838,259
Kansai Paint Co., Ltd.	74,900	1,380,323
Kao Corp.	26,500	2,140,059
Ryohin Keikaku Co., Ltd.	8,300	2,465,974
TechnoPro Holdings, Inc.	33,800	2,097,787
Yamaha Corp.	40,400	2,140,466
		12,062,868
Netherlands | 2.3%
Wolters Kluwer NV	67,282	4,192,885
Singapore | 1.5%
Oversea-Chinese Banking Corp., Ltd.	333,500	2,788,768
Description	Shares	Fair Value
South Africa | 1.4%
Distell Group Holdings, Ltd.	188,800	$1,422,230
Sanlam, Ltd.	218,461	1,219,891
		2,642,121
Sweden | 4.1%
Assa Abloy AB, Class B	65,718	1,320,995
Epiroc AB, Class B (*)	165,200	1,700,158
Hexagon AB, B Shares	39,500	2,312,965
Nordea Bank AB	209,300	2,278,877
		7,612,995
Switzerland | 0.7%
Julius Baer Group, Ltd.	24,904	1,244,698
Taiwan | 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	43,350	1,914,336
United Kingdom | 13.5%
Ashtead Group PLC	87,091	2,764,081
British American Tobacco PLC	25,787	1,203,898
Bunzl PLC	48,400	1,521,334
Coca-Cola European Partners PLC	49,245	2,239,170
Compass Group PLC	101,440	2,255,501
Diageo PLC	79,462	2,814,096
Prudential PLC	85,975	1,971,502
RELX PLC (*)	158,507	3,330,107
Rio Tinto PLC	27,794	1,402,266
RSA Insurance Group PLC	209,681	1,570,013
Unilever PLC	68,899	3,784,004
		24,855,972
United States | 50.3%
Accenture PLC, Class A	20,490	3,487,398
Alphabet, Inc., Class A (*)	4,228	5,103,534
Aon PLC	24,250	3,729,165
Biogen, Inc. (*)	12,570	4,441,107
Cisco Systems, Inc.	51,450	2,503,042
Comerica, Inc.	21,400	1,930,280
Eaton Corp. PLC	35,620	3,089,323
eBay, Inc. (*)	43,700	1,442,974
Honeywell International, Inc.	21,100	3,511,040
Intercontinental Exchange, Inc.	41,500	3,107,935
IQVIA Holdings, Inc. (*)	31,780	4,123,137
Johnson & Johnson	30,685	4,239,746
Microsoft Corp.	44,325	5,069,450
Motorola Solutions, Inc.	18,920	2,462,249
Rockwell Automation, Inc.	11,410	2,139,603
S&P Global, Inc.	14,800	2,891,772
Schlumberger, Ltd.	37,570	2,288,764

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2018 (unaudited)

Description	Shares	Fair Value
Snap-on, Inc.	11,150	$2,047,140
Starbucks Corp.	50,830	2,889,177
The Charles Schwab Corp.	54,800	2,693,420
The Coca-Cola Co.	91,645	4,233,082
The Procter & Gamble Co.	38,490	3,203,523
Thermo Fisher Scientific, Inc.	18,895	4,611,892
United Technologies Corp.	16,265	2,274,010
Visa, Inc., Class A	24,710	3,708,724
Welbilt, Inc. (*)	131,700	2,749,896
Worldpay, Inc., Class A (*)	49,180	4,980,459
Zoetis, Inc.	40,410	3,699,940
		92,651,782
Total Common Stocks (Cost $142,300,496)		181,562,985

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 11.4%
Brazil | 0.6%
Brazil NTN-F, 10.00%, 01/01/27	4,740	$1,075,016
Dominican Republic | 1.0%
Dominican Republic Bonds:
15.95%, 06/04/21 (#)	16,800	382,640
8.90%, 02/15/23 (#)	48,000	953,907
10.50%, 04/07/23 (#)	20,300	407,180
		1,743,727
Egypt | 3.5%
Egypt Treasury Bills:
0.00%, 03/26/19	29,100	1,461,940
0.00%, 06/25/19	14,600	712,214
0.00%, 08/20/19	90,150	4,208,992
		6,383,146
Ghana | 0.3%
Ghana Government Bonds, 16.50%, 03/22/21	3,200	626,207
Indonesia | 0.5%
Indonesia Government Bonds, 8.375%, 09/15/26	13,313,000	906,801
Malaysia | 0.3%
Malaysia Government Bonds, 3.654%, 10/31/19	2,470	598,299
Mexico | 1.3%
Mexican Bonos:
6.50%, 06/10/21	33,210	1,720,524
Description	Principal Amount (000) («)	Fair Value
5.75%, 03/05/26	13,620	$640,971
		2,361,495
Russia | 0.9%
Russia Government Bonds - OFZ, 7.05%, 01/19/28	116,300	1,626,695
South Africa | 2.4%
Republic of South Africa:
6.75%, 03/31/21	8,950	616,650
10.50%, 12/21/26	24,750	1,900,478
8.00%, 01/31/30	29,620	1,892,302
		4,409,430
Sri Lanka | 0.1%
Sri Lanka Government Bonds, 9.25%, 05/01/20	32,000	187,064
Turkey | 0.5%
Turkey Government Bonds, 2.00%, 10/26/22	6,529	1,006,055
Total Foreign Government Obligations (Cost $23,717,315)		20,923,935

Description	Shares	Fair Value
Short-Term Investments | 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95% (7 day yield) (Cost $583,384)	583,384	$583,384
Total Investments | 110.3% (Cost $166,601,195) (»)		$203,070,304
Liabilities in Excess of Cash and Other Assets | (10.3)%		(18,946,719)
Net Assets | 100.0%		$184,123,585

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2018 (unaudited)

Forward Currency Contracts open at September 30, 2018:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	40,997,760	USD	1,048,000	BNP	10/09/18	$—	$64,491
AUD	2,471,000	USD	1,796,973	HSB	11/05/18	—	10,416
BRL	3,999,275	USD	1,187,045	CIT	10/16/18	—	197,809
CLP	965,145,600	USD	1,416,000	CIT	10/22/18	51,925	—
CLP	916,249,200	USD	1,398,000	HSB	10/30/18	—	4,195
CLP	1,165,329,000	USD	1,738,000	HSB	11/30/18	35,148	—
CNY	9,391,340	USD	1,372,000	HSB	10/24/18	—	6,461
COP	2,844,840,000	USD	942,000	CIT	10/17/18	18,293	—
COP	2,900,720,800	USD	976,000	CIT	10/26/18	3,239	—
COP	9,342,648,000	USD	3,108,000	SCB	11/30/18	42,583	—
CZK	59,517,000	USD	2,698,033	CIT	11/13/18	—	12,219
DOP	22,529,920	USD	448,000	CIT	12/14/18	—	841
EUR	2,401,887	USD	2,776,990	CIT	10/15/18	14,561	—
EUR	848,864	USD	988,452	SCB	10/15/18	—	1,875
EUR	1,151,249	USD	1,338,517	SCB	10/15/18	—	498
GHS	2,194,000	USD	458,996	CIT	11/05/18	—	16,164
GHS	2,934,940	USD	571,000	SCB	12/04/18	15,340	—
GHS	5,480,570	USD	1,082,047	SCB	12/04/18	12,856	—
HUF	268,917,000	USD	950,277	CIT	10/05/18	15,635	—
HUF	362,334,000	USD	1,317,759	CIT	11/20/18	—	12,032
HUF	268,917,000	USD	981,306	SCB	11/20/18	—	12,221
HUF	370,870,000	USD	1,356,071	SCB	12/21/18	—	15,548
IDR	10,524,830,000	USD	758,000	CIT	01/07/19	—	63,009
IDR	24,933,750,000	USD	1,635,000	CIT	01/07/19	11,462	—
IDR	2,958,460,000	USD	212,000	HSB	01/07/19	—	16,643
IDR	14,741,920,000	USD	926,000	HSB	09/20/19	8,165	—
IDR	13,405,344,000	USD	898,000	SCB	10/17/18	20	—
ILS	3,359,000	USD	913,762	CIT	11/07/18	12,218	—
ILS	6,378,000	USD	1,789,125	CIT	11/07/18	—	30,892
ILS	3,426,000	USD	948,726	SCB	11/29/18	—	2,574
INR	65,227,310	USD	943,000	HSB	10/09/18	—	44,623
INR	106,778,195	USD	1,477,735	HSB	10/09/18	—	7,077
INR	87,197,040	USD	1,314,000	SCB	10/09/18	—	113,033
KRW	2,023,803,860	USD	1,807,000	SCB	11/09/18	18,143	—
KZT	530,203,100	USD	1,370,034	CIT	06/19/19	—	2,867
KZT	258,112,700	USD	668,686	HSB	06/19/19	—	3,123
KZT	530,203,100	USD	1,556,902	SCB	12/06/18	—	122,722
KZT	342,900,500	USD	1,013,000	SCB	12/14/18	—	86,976
KZT	260,278,000	USD	724,000	SCB	01/31/19	—	28,997
MAD	12,667,463	USD	1,353,000	CIT	10/24/18	—	15,437
MXN	17,211,740	USD	909,892	CIT	11/09/18	4,400	—
MXN	25,089,000	USD	1,320,250	CIT	11/09/18	12,483	—
NGN	312,750,000	USD	834,000	HSB	12/27/18	14,362	—
NGN	301,444,500	USD	798,000	SCB	12/27/18	19,695	—

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2018 (unaudited)

Forward Currency Contracts open at September 30, 2018 (concluded):
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PHP	49,485,300	USD	930,000	CIT	10/02/18	$—	$14,114
PHP	48,529,920	USD	890,000	CIT	11/29/18	3,676	—
PHP	76,466,860	USD	1,412,000	HSB	10/15/18	2,220	—
PLN	9,999,442	USD	2,689,000	CIT	11/13/18	25,626	—
RON	1,832,000	USD	463,399	CIT	10/26/18	—	6,629
RON	3,633,255	USD	907,066	CIT	03/15/19	—	3,116
RUB	14,684,894	USD	214,000	HSB	10/15/18	9,853	—
THB	29,549,000	USD	912,474	CIT	10/24/18	1,838	—
THB	31,801,000	USD	959,344	HSB	10/02/18	23,989	—
THB	27,249,000	USD	832,125	HSB	11/08/18	11,404	—
THB	33,380,000	USD	1,030,874	HSB	11/08/18	2,448	—
THB	58,424,000	USD	1,786,066	SCB	11/14/18	22,856	—
TRY	4,473,010	USD	911,663	CIT	11/13/18	—	190,634
TRY	5,586,407	USD	1,099,643	HSB	11/13/18	—	199,139
TRY	5,866,067	USD	1,353,000	SCB	11/13/18	—	407,416
UAH	26,570,850	USD	921,000	SCB	11/21/18	—	8,580
UGX	2,405,092,000	USD	626,000	CIT	12/04/18	—	3,772
UGX	1,925,484,000	USD	503,000	SCB	11/13/18	—	2,732
UGX	4,084,500,000	USD	1,050,000	SCB	12/27/18	1,626	—
USD	1,107,857	AUD	1,504,209	HSB	10/09/18	20,527	—
USD	2,556,891	AUD	3,510,000	HSB	11/05/18	19,126	—
USD	173,000	BRL	713,020	CIT	10/15/18	—	3,380
USD	1,205,000	BRL	3,999,275	HSB	10/16/18	215,764	—
USD	909,671	CAD	1,181,180	CIT	11/09/18	—	5,554
USD	5,043,367	EUR	4,402,000	CIT	10/15/18	—	72,779
USD	978,297	HUF	268,917,000	SCB	10/05/18	12,385	—
USD	1,876,000	ILS	6,705,199	CIT	11/07/18	27,568	—
USD	1,432,981	KZT	530,203,100	CIT	12/06/18	—	1,199
USD	538,799	MXN	10,566,000	HSB	11/09/18	—	22,470
USD	1,658,864	NGN	614,194,500	SCB	12/27/18	—	7,193
USD	912,895	PHP	49,485,300	CIT	10/02/18	—	2,991
USD	964,572	RON	3,633,255	CIT	03/15/19	60,622	—
USD	549,245	RUB	36,176,000	SCB	10/15/18	—	2,215
USD	980,275	THB	31,801,000	HSB	10/02/18	—	3,059
USD	860,000	TRY	6,015,700	CIT	11/13/18	—	109,704
USD	1,206,857	TRY	6,204,000	CIT	11/13/18	206,800	—
USD	1,278,312	TRY	6,540,000	CIT	11/13/18	224,092	—
USD	220,832	ZAR	3,302,000	SCB	11/08/18	—	11,530
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,202,948	$1,970,949

Currency Abbreviations:
ARS	— Argentinian Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Republic Peso
EUR	— Euro
GHS	— Ghanaian Cedi

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2018 (unaudited)

HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MAD	— Moroccan Dirham
MXN	— Mexican New Peso
NGN	— Nigerian Naira
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— New Turkish Lira
UAH	— Ukranian Hryvnia
UGX	— Ugandan Shilling
USD	— United States Dollar
ZAR	— South African Rand

Counterparty Abbreviations:
BNP	— BNP Paribas SA
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
SCB	— Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2018 (unaudited)

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2018, these securities amounted to 1.0% of net assets.
(»)	Lazard Global Total Return and Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry† (as a percentage of net assets):
Aerospace & Defense	2.1%
Banks	8.1
Beverages	6.9
Biotechnology	3.3
Building Products	0.7
Capital Markets	5.4
Chemicals	1.9
Communications Equipment	2.7
Electrical Equipment	2.8
Electronic Equipment, Instruments & Components	1.3
Energy Equipment & Services	1.2
Entertainment	1.6
Hotels, Restaurants & Leisure	2.8
Household Products	1.7
Industrial Conglomerates	1.9
Insurance	7.2
Interactive Media & Services	4.0
Internet & Direct Marketing Retail	1.5
IT Services	6.9
Leisure Products	1.2
Life Sciences Tools & Services	4.7
Machinery	3.5
Metals & Mining	0.8
Multiline Retail	1.3
Personal Products	3.2
Pharmaceuticals	4.3
Professional Services	5.2
Real Estate Management & Development	1.0
Road & Rail	1.8
Semiconductors & Semiconductor Equipment	1.0
Software	2.8
Thrifts & Mortgage Finance	0.8
Tobacco	0.7
Trading Companies & Distributors	2.3
Subtotal	98.6
Foreign Government Obligations	11.4
Short-Term Investments	0.3
Total Investments	110.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 26, 2018

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 26, 2018